Income Taxes (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference in actual income tax expense (benefit) from the amounts computed by applying the PRC EIT rate
Computed "expected" tax expense (benefit)	$ (135,019)	(849,798)	507,875	(121,140)
PRC tax rate differential, preferential rate	2,859	17,995	(98,715)	22,923
Tax rate differential for non-PRC entities	15,223	95,814	107,259	140,327
Tax holiday	(9,748)	(61,357)	(127,864)	(69,218)
Research and development tax credit	(8,960)	(56,391)	(78,525)	(27,468)
Non-deductible expenses:
Impairment of goodwill	10,859	68,346
Staff welfare in excess of allowable limits	425	2,672	1,099	1,666
Share-based compensation	2,937	18,483	18,688	19,006
Entertainment expenses	212	1,335	1,502	1,075
Change in valuation allowance	99,667	627,295
German dividend withholding tax	1,652	10,400
Others	(1,304)	(8,207)	2,147	998
Actual income tax expense (benefit)	(21,197)	(133,413)	333,466	(31,831)
Decrease (increase) in net income (loss) and basic and diluted earnings (loss) per share without tax holiday
Decrease (increase) in net income (loss)	(8,413)	(52,951)	94,632	(51,226)
Basic earnings (loss) per share	$ (0.05)	(0.34)	0.62	(0.37)
Diluted earnings (loss) per share	$ (0.05)	(0.34)	0.59	(0.37)
Income tax payable	$ (23,043)	(145,029)	113,219